                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number: _____________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Forum Securities Limited
Address:  1700 Putnum Avenue
          Old Greenwich, CT
          United States, 06870-1366

Form 13F File Number: 28-13873________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark Pearson
Title: Chief Compliance Officer
Phone: 203-302-3301

Signature, Place, and Date of Signing:


-------------------------    ---------------------------    --------------------
       [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name
     --------------------         ----
     28-_________________         __________________________________

     [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:           63

Form 13F Information Table Value Total: $ 384,973
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.    Form 13F File Number        Name
     ---    --------------------        ----
     ___    28-____________		Forum Securities (UK) Ltd
     ___    28-14127_______		FSX Securities Canada, Inc.

     [Repeat as necessary.]

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 FORM 13F INFORMATION TABLE

                                                                                                         COLUMN 8
          COLUMN 1            COLUMN 2 COLUMN 3  COLUMN 4          COLUMN 5    COLUMN 6   COLUMN 7     VOTING AUTHORITY
          --------            -------- --------- -------- -------------------- ---------- -------- --------------------
                              TITLE OF            VALUE    SHRS OR        PUT/ INVESTMENT OTHER
       NAME OF ISSUER          CLASS     CUSIP   (X$1000)  PRN AMT SH/PRN CALL DISCRETION MANAGERS SOLE    SHARED  NONE
----------------------------  -------- --------- -------- -------- ------ ---- ---------- -------- ------ -------  ----

ALEXANDRIA REAL ESTATE EQUITY	COM	015271109   2,860   36,947    SH	OTHER	    1		  36,947        -
AMERICAN CAMPUS COMMUNITIES	COM	024835100   4,553  128,193    SH	OTHER	    2		  89,616   38,577
APOLLO COMMERCIAL REAL ESTATE	COM	03762U105   3,087  191,500    SH	OTHER	    1		 191,500	-
AVALONBAY COMMUNITIES INC	COM	053484101   9,126   71,080    SH	OTHER	    2		  49,754   21,326
BOSTON PROPERTIES INC		COM	101121101   9,676   91,147    SH	OTHER	    2		  69,669   21,478
CAMDEN PROPERTY TRUST		COM	133131102   7,110  111,758    SH	OTHER	    2		  76,060   35,698
CHATHAM LODGING TRUST		COM	16208T102   1,506   93,492    SH	OTHER	    2		  65,846   27,646
DIGITAL REALTY TRUST INC	COM	253868103   6,659  107,781    SH	OTHER	    2		  79,202   28,579
DOUGLAS EMMETT INC		COM	25960P109     344   17,275    SH	OTHER	    1		  17,275	-
DUKE REALTY CORP		COM	264411505   3,189  227,612    SH	OTHER	    2		 155,379   72,233
EQUITY RESIDENTIAL		COM	29476L107   8,336  138,935    SH	OTHER	    1		 138,935	-
ESSEX PROPERTY TRUST INC	COM	297178105   6,429   47,522    SH	OTHER	    2		  36,103   11,419
FEDERAL REALTY INVS TRUST	COM	313747206   4,090   48,016    SH	OTHER	    1		  48,016 	-
GENERAL GROWTH PROPERTIES	COM	370023103   6,882  412,330    SH	OTHER	    2		 307,063  105,267
GLIMCHER REALTY TRUST		COM	379302102   5,223  549,822    SH	OTHER	    2		 389,283  160,539
HCP INC				COM	40414L109   4,740  129,197    SH	OTHER	    1		 129,197	-
HEALTH CARE REIT INC		COM	42217K106   4,000   76,287    SH	OTHER	    1		  76,287	-
HIGHWOODS PROPERTIES INC	COM	431284108     296    8,939    SH	OTHER	    1		   8,939	-
HOST HOTELS & RESORTS INC	COM	44107P104   8,135  479,930    SH	OTHER	    2		 357,643  122,287
KILROY REALTY CORP		COM	49427F108   5,107  129,323    SH	OTHER	    2		 100,961   28,362
KIMCO REALTY CORP		COM	49446R109   2,597  139,300    SH	OTHER	    1		 139,300	-
LASALLE HOTEL PROPERTIES	COM	517942108     208    7,905    SH	OTHER	    1		   7,905	-
MACERICH CO/THE			COM	554382101     266    4,974    SH	OTHER	    1		   4,974	-
NATIONWIDE HEALTH PPTYS INC	COM	638620104     148    3,570    SH	OTHER	    1		   3,570	-
PROLOGIS			COM	74340W103  11,435  319,063    SH	OTHER	    2		 256,942   62,121
PUBLIC STORAGE			COM	74460D109  14,084  123,537    SH	OTHER	    2		  95,791   27,746
REGENCY CENTERS CORP		COM	758849103     252    5,720    SH	OTHER	    1		   5,720 	-
SIMON PROPERTY GROUP INC	COM	828806109  18,049  155,293    SH	OTHER	    2		 123,792   31,501
SL GREEN REALTY CORP		COM	78440X101  10,231  123,460    SH	OTHER	    2		  89,857   33,603
STARWOOD PROPERTY TRUST INC	COM	85571B105   3,799  185,234    SH	OTHER	    1		 185,234	-
SUNSTONE HOTEL INVESTORS INC	COM	867892101   3,313  357,386    SH	OTHER	    2		 243,519  113,867
SUNSTONE HOTEL INVESTORS INC	CV	867892507   2,396  100,000    Pref	OTHER	    1		 100,000 	-
TANGER FACTORY OUTLET CENTER	COM	875465106   5,263  196,588    SH	OTHER	    2		 163,415   33,173
TAUBMAN CENTERS INC		COM	876664103     600   10,139    SH	OTHER	    1		 10,139  	-
VENTAS INC			COM	92276F100   9,851  186,907    SH	OTHER	    2		 132,716   54,191
VORNADO REALTY TRUST		COM	929042109   5,066   54,368    SH	OTHER	    1		 54,368  	-



ALEXANDRIA REAL ESTATE EQUITY	COM	015271109   3,835   49,529 	SH	SOLE		       -	   49,529
AMERICAN CAMPUS COMMUNITIES	COM	024835100   4,040  113,727 	SH	SOLE		  26,029 	   87,698
AVALONBAY COMMUNITIES INC	COM	053484101   8,123   63,267 	SH	SOLE		  14,392 	   48,875
BOSTON PROPERTIES INC		COM	101121101   8,955   84,350 	SH	SOLE		  14,494 	   69,856
CAMDEN PROPERTY TRUST		COM	133131102   6,292   98,897 	SH	SOLE		  24,086 	   74,811
CHATHAM LODGING TRUST		COM	16208T102   1,523   94,573 	SH	SOLE		  18,688 	   75,885
DIGITAL REALTY TRUST INC	COM	253868103   6,323  102,342 	SH	SOLE		  19,286 	   83,056
DUKE REALTY CORP		COM	264411505   3,053  217,937 	SH	SOLE		  48,737  	  169,200
EQUITY RESIDENTIAL		COM	29476L107  10,664  177,737 	SH	SOLE		       - 	  177,737
ESSEX PROPERTY TRUST INC	COM	297178105   6,106   45,131 	SH	SOLE		   7,705  	   37,426
FEDERAL REALTY INVS TRUST	COM	313747206   4,779   56,107 	SH	SOLE		       -  	   56,107
GENERAL GROWTH PROPERTIES	COM	370023103   7,220  432,609 	SH	SOLE		  71,038 	  361,571
GLIMCHER REALTY TRUST		COM	379302102   5,269  554,619 	SH	SOLE		 108,244 	  446,375
HCP INC				COM	40414L109   5,875  160,136 	SH	SOLE		       - 	  160,136
HEALTH CARE REIT INC		COM	42217K106   5,360  102,240 	SH	SOLE		       -  	  102,240
HOST HOTELS & RESORTS INC	COM	44107P104   7,839  462,475 	SH	SOLE		  82,510 	  379,965
KILROY REALTY CORP		COM	49427F108   5,292  134,012 	SH	SOLE		  19,050 	  114,962
KIMCO REALTY CORP		COM	49446R109   3,448  185,000 	SH	SOLE		       - 	  185,000
PROLOGIS INC			COM	74340W103  11,956  333,596 	SH	SOLE		  41,923 	  291,673
PUBLIC STORAGE			COM	74460D109  13,977  122,593 	SH	SOLE		  18,724 	  103,869
SIMON PROPERTY GROUP INC	COM	828806109  18,594  159,978 	SH	SOLE		  21,259 	  138,719
SL GREEN REALTY CORP		COM	78440X101   9,181  110,789 	SH	SOLE		  22,676 	   88,113
STARWOOD HOTELS & RESORTS	COM	85590A401   6,799  121,318 	SH	SOLE		  24,259 	   97,059
SUNSTONE HOTEL INVESTORS INC	COM	867892101   3,189  344,061 	SH	SOLE		  76,844 	  267,217
TANGER FACTORY OUTLET CENTER	COM	875465106   5,751  214,855 	SH	SOLE		  22,383 	  192,472
VENTAS INC			COM	92276F100   8,878  168,435 	SH	SOLE		  36,570 	  131,865
VORNADO REALTY TRUST		COM	929042109   6,977   74,879 	SH	SOLE		       - 	   74,879
